Statement of Financial Position of the Company (Reserves) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 18, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Equity at beginning of period	¥ 8,624,843
(Loss)/income for the period	(230,297)			$ (154,046)	¥ (154,046)
Other comprehensive income for the period:
Exchange differences related to foreign operations	(2,641)				(34,190)
Total comprehensive income/(loss) for the period	(228,388)			(156,205)
Recognition of share-based compensation expenses	10,514			18,418
Equity at end of period	8,406,969	¥ 8,406,969	¥ 8,624,843
Predecessor
Equity at beginning of period		3,339,648	3,339,648		3,467,061	¥ 3,373,271
(Loss)/income for the period		(228,378)			(154,046)	1,591
Other comprehensive income for the period:
Exchange differences related to foreign operations		(13,120)				12,856
Total comprehensive income/(loss) for the period		(220,444)	(220,444)		(156,205)	(2,417)
Recognition of share-based compensation expenses		34,403
Equity at end of period	3,344,122	3,344,122			3,339,648	3,467,061
Capital surplus
Equity at beginning of period	8,419,891				3,457,440	3,429,546
Other comprehensive income for the period:
Recognition of share-based compensation expenses	10,514				18,418
Equity at end of period	8,430,405	8,430,405	8,419,891			3,457,440
Capital surplus | Predecessor
Equity at beginning of period		3,485,320	3,485,320
Other comprehensive income for the period:
Recognition of share-based compensation expenses		34,403
Equity at end of period	3,711,274	3,711,274			3,485,320
Foreign currency translation reserves
Equity at beginning of period	4,393				70,556	74,564
Other comprehensive income for the period:
Total comprehensive income/(loss) for the period	1,909				(2,159)	(4,008)
Equity at end of period	6,302	6,302	4,393			70,556
Foreign currency translation reserves | Predecessor
Equity at beginning of period		68,397	68,397
Other comprehensive income for the period:
Total comprehensive income/(loss) for the period			7,934
Equity at end of period	76,331	76,331			68,397
Accumulated deficit
Equity at beginning of period	(36,713)
(Loss)/income for the period	(228,905)				(129,998)
Other comprehensive income for the period:
Total comprehensive income/(loss) for the period	(228,905)				(129,998)
Equity at end of period	(265,618)	(265,618)	(36,713)
Accumulated deficit | Predecessor
Equity at beginning of period		(396,235)	(396,235)		(266,237)	(279,396)
(Loss)/income for the period		(200,441)				13,159
Other comprehensive income for the period:
Total comprehensive income/(loss) for the period			(200,441)			13,159
Equity at end of period	(596,676)	(596,676)			(396,235)	(266,237)
Total equity attributable to equity holders of parents
Equity at beginning of period	8,387,662
(Loss)/income for the period	(228,905)				(129,998)
Other comprehensive income for the period:
Total comprehensive income/(loss) for the period	(226,996)				(132,157)
Recognition of share-based compensation expenses	10,514				18,418
Equity at end of period	8,171,180	8,171,180	8,387,662
Total equity attributable to equity holders of parents | Predecessor
Equity at beginning of period		3,308,032	3,308,032		3,411,397	3,373,271
(Loss)/income for the period		(200,441)				13,159
Other comprehensive income for the period:
Total comprehensive income/(loss) for the period			(192,507)			9,151
Recognition of share-based compensation expenses		34,403
Equity at end of period	3,340,443	3,340,443			3,308,032	3,411,397
Non-controlling interests
Equity at beginning of period	237,181
(Loss)/income for the period	(1,392)			(24,048)
Other comprehensive income for the period:
Total comprehensive income/(loss) for the period	(1,392)			$ (24,048)
Equity at end of period	235,789	235,789	237,181
Non-controlling interests | Predecessor
Equity at beginning of period		31,616	31,616		55,664
(Loss)/income for the period		(27,937)				(11,568)
Other comprehensive income for the period:
Total comprehensive income/(loss) for the period			(27,937)			(11,568)
Equity at end of period	3,679	3,679			¥ 31,616	¥ 55,664
Parent
Equity at beginning of period	8,469,234
(Loss)/income for the period	(14,802)
Other comprehensive income for the period:
Exchange differences related to foreign operations	2,555
Total comprehensive income/(loss) for the period	(12,247)
Recognition of share-based compensation expenses	10,514
Equity at end of period			8,469,234
Parent | Capital surplus
Equity at beginning of period	8,419,891
Other comprehensive income for the period:
Recognition of share-based compensation expenses	10,514
Equity at end of period	8,430,405	8,430,405	8,419,891
Parent | Foreign currency translation reserves
Equity at beginning of period	3,619
Other comprehensive income for the period:
Exchange differences related to foreign operations	2,555
Total comprehensive income/(loss) for the period	2,555
Equity at end of period	6,174	6,174	3,619
Parent | Accumulated deficit
Equity at beginning of period	45,724
(Loss)/income for the period	(14,802)
Other comprehensive income for the period:
Total comprehensive income/(loss) for the period	(14,802)
Equity at end of period	¥ 30,922	¥ 30,922	¥ 45,724